Employee costs and share plans for employees, AstraZeneca Restricted Share Plan (Details) - AstraZeneca Restricted Share Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) EquityInstruments employee multiple	Dec. 31, 2021 USD ($) EquityInstruments employee multiple	Dec. 31, 2020 GBP (£) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 GBP (£) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Share plans
Number of times plan used to make awards in specified year | multiple	4	4
Number of employees granted awards | employee	111	111
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	161	161	176	176	92	92
Number of shares granted	139	139	80	80	105	105
Number of shares forfeited	(18)	(18)	(6)	(6)	(7)	(7)
Number of shares exercised	(27)	(27)	(89)	(89)	(14)	(14)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	255	255	161	161	176	176
Weighted average fair value at beginning of period | £	£ 74.34		£ 60.51		£ 49.52
Weighted average fair value - granted | £	74.15		79.31		68.94
Weighted average fair value - forfeited | £	75.62		71.68		59.07
Weighted average fair value - exercised | £	76.43		51.66		52.44
Weighted average fair value at end of period | £	£ 73.93		£ 74.34		£ 60.51
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	506	506	649	649	1,062	1,062
Number of shares granted	481	481	295	295	176	176
Number of shares forfeited	(42)	(42)	(79)	(79)	(141)	(141)
Number of shares cancelled					(2)	(2)
Number of shares exercised	(182)	(182)	(359)	(359)	(446)	(446)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	763	763	506	506	649	649
Weighted average fair value at beginning of period | $		$ 47.20		$ 34.70		$ 30.79
Weighted average fair value - granted | $		53.96		52.92		43.91
Weighted average fair value - forfeited | $		44.73		39.26		31.17
Weighted average fair value - cancelled | $						28.19
Weighted average fair value - exercised | $		41.87		31.05		30.12
Weighted average fair value at end of period | $		$ 52.88		$ 47.20		$ 34.70